Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Accrued Liabilities [Line Items]
Accrued outsourced development	$ 52	$ 838
Accrued professional fees	865	603
Accrued royalties	313	308
Accrued advertising expenses	811	613
Accrued incentive to distributors	63	71
Accrued director compensation and liability insurance	238	155
Other	695	877
Accrued expenses	$ 3,037	$ 3,465